Financial instruments (Price risk) (Details) - Price risk - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of risk management strategy related to hedge accounting [line items]
Reasonably possible change in valuation (as a percent)	25.00%
Amount of impact on investments	$ 1,841,484	$ 4,042,000